OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Australia: 3.5%
3,769		AGL Energy Ltd.	$47,759
19,496		AMP Ltd.	110,180
27,215		Australia & New Zealand Banking Group Ltd.	551,658
39,248		BHP Billiton Ltd.	1,479,603
37,597		Brambles Ltd.	226,806
1,161		Cochlear Ltd.	67,272
16,378		Commonwealth Bank of Australia	790,067
3,041		Computershare Ltd.	29,748
6,459		CSL Ltd.	186,402
8,837		Energy Resources of Australia Ltd.	193,705
17,184		Macquarie Airports Management Ltd.	41,788
3,961		Macquarie Group Ltd.	174,054
21,710		National Australia Bank Ltd.	568,911
6,019		Newcrest Mining Ltd.	202,911
7,478		OneSteel Ltd.	20,456
13,336		Orica Ltd.	304,869
169,660		Qantas Airways Ltd.	403,517
7,843		QBE Insurance Group Ltd.	159,541
1,078		Rio Tinto Ltd.	70,502
10,405		Sims Group Ltd.	202,324
7,635		Suncorp-Metway Ltd.	61,370
116,296		Tattersall’s Ltd.	256,560
99,437		Telstra Corp. Ltd.	310,167
21,719		Wesfarmers Ltd.	591,752
27,989		Westpac Banking Corp.	617,874
8,763		Woodside Petroleum Ltd.	390,792
14,532		Woolworths Ltd.	373,057
862		WorleyParsons Ltd.	20,876
			8,454,521
		Austria: 0.4%
2,654		Erste Bank der Oesterreichischen Sparkassen AG	108,670
40,000	@	Immoeast Immobilien Anlagen AG	262,560
10,560		OMV AG	448,079
12,600		Telekom Austria AG	219,540
			1,038,849
		Barbados: 0.0%
4,400	@	Nabors Industries Ltd.	90,860
			90,860
		Belgium: 0.6%
15,547		Anheuser-Busch InBev NV	776,245
24,304	@	Anheuser-Busch InBev NV - ST	182
6,490		Delhaize Group	491,103
11,405	@	Fortis	48,243
7,900	@	Fortis - STRIP VVPR	24
1,779		Groupe Bruxelles Lambert SA	162,370
			1,478,167
		China: 0.0%
43,000		Foxconn International Holdings Ltd.	37,083
			37,083
		Denmark: 0.5%
4,818		Carlsberg A/S	346,167
8,397		Danske Bank A/S	181,658
10,106		H Lundbeck A/S	190,900
7,575		Novo-Nordisk A/S	505,164
			1,223,889
		Finland: 0.6%
780		Fortum OYJ	19,826
11,894		Kone OYJ	482,333
32,036		Nokia OYJ	424,472
858		Sampo OYJ	20,417
11,637		Wartsila OYJ	435,548
			1,382,596
		France: 3.6%
35,042		Alcatel SA	118,290
17,801		AXA SA	427,908
9,030		BNP Paribas	749,601
758		Christian Dior SA	77,019
865		CNP Assurances	92,695
6,558		Compagnie Generale des Etablissements Michelin	497,633
13,724		Credit Agricole SA	285,309
13,449		France Telecom SA	349,742
3,163		Gaz de France	132,216
1,941		Iliad SA	233,998
3,726		Lafarge SA	307,209
201		L’Oreal SA	21,821
5,381		LVMH Moet Hennessy Louis Vuitton SA	561,192

		PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund		as of November 30, 2009 (Unaudited) (continued)

Shares		Value
	France (continued)
2,753	PPR	$333,618
10,630	Publicis Groupe	409,134
13,289	Sanofi-Aventis	1,005,126
6,090	Schneider Electric SA	669,498
5,168	Scor SA	125,957
5,927	Societe Generale	419,177
334	Sodexho Alliance SA	18,788
6,817	Technip SA	466,685
15,264	Total SA	946,677
353	Vinci SA	19,540
11,102	Vivendi	320,114
		8,588,947
	Germany: 3.4%
4,232	Allianz AG	521,892
14,736	BASF AG	890,734
5,108	Bayer AG	391,283
10,805	Bayerische Motoren Werke AG	509,260
1,153	DaimlerChrysler AG	58,354
7,273	Deutsche Bank AG	527,243
1,783	Deutsche Boerse AG	148,893
30,672	Deutsche Post AG	574,267
30,705	Deutsche Telekom AG	453,648
28,596	E.ON AG	1,131,331
1,678	Hannover Rueckversicheru - Reg	80,172
6,703	K+S AG	404,636
800	Metro AG	50,267
2,389	Muenchener Rueckversicherungs AG	374,830
8,527	RWE AG	782,861
1,027	Salzgitter AG	98,091
12,653	SAP AG	604,308
3,979	Siemens AG	390,244
8,835	United Internet AG	119,206
		8,111,520
	Greece: 0.2%
5,803	EFG Eurobank Ergasias SA	76,911
18,671	Marfin Investment Group SA	58,754
5,042	National Bank of Greece SA	149,443
3,874	Public Power Corp.	78,106
		363,214
	Hong Kong: 0.9%
18,000	Cheung Kong Holdings Ltd.	226,100
36,000	Chinese Estates Holdings Ltd.	60,652
17,500	CLP Holdings Ltd.	118,655
23,626	Hang Lung Group Ltd.	115,600
34,000	Hang Lung Properties Ltd.	124,077
3,800	Hang Seng Bank Ltd.	55,557
26,358	Hong Kong & China Gas	62,554
15,100	Hong Kong Exchanges and Clearing Ltd.	268,764
33,000	HongKong Electric Holdings	179,263
35,744	Hopewell Holdings	112,722
30,000	Hutchison Whampoa Ltd.	202,728
49,000	New World Development Ltd.	100,681
42,000	Sino Land Co.	79,687
19,000	Sun Hung Kai Properties Ltd.	281,467
12,000	Swire Pacific Ltd.	137,689
4,000	Wharf Holdings Ltd.	21,561
		2,147,757
	Italy: 1.6%
9,842	Assicurazioni Generali S.p.A.	254,936
10,317	Banca Popolare di Milano Scrl	80,455
10,944	Banche Popolari Unite Scpa	150,785
11,019	Banco Popolare Scarl	90,966
75,133	Enel S.p.A.	450,987
28,248	ENI S.p.A.	700,758
100,220	Intesa Sanpaolo S.p.A.	436,493
28,410	Intesa Sanpaolo S.p.A. - RNC	93,321
160,353	Parmalat S.p.A	467,192
15,172	Saipem S.p.A.	489,612
169,308	UniCredito Italiano S.p.A.	581,913
		3,797,418
	Japan: 8.5%
10,000	Aioi Insurance Co. Ltd.	49,119
9,400	Aisin Seiki Co. Ltd.	225,697
3,000	Bank of Kyoto Ltd.	27,367
1,642	Bridgestone Corp.	25,951
27,200	Brother Industries Ltd.	295,961
3,400	Canon, Inc.	129,955
71	Central Japan Railway Co.	513,180
19,000	Chubu Electric Power Co., Inc.	485,337
10,000	Cosmo Oil Co. Ltd.	21,444
20,548	Daihatsu Motor Co. Ltd.	192,226
2,575	Daito Trust Construction Co. Ltd.	121,721
14,000	Daiwa House Industry Co. Ltd.	140,068

		PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund		as of November 30, 2009 (Unaudited) (continued)

Shares		Value
	Japan (continued)
2,800	Denso Corp.	$77,941
1,260	Diamond Lease Co. Ltd.	37,749
8,181	East Japan Railway Co.	575,098
5,400	Eisai Co. Ltd.	197,441
400	Fast Retailing Co. Ltd.	72,558
52,000	Fuji Heavy Industries Ltd.	205,399
14,900	Fuji Photo Film Co. Ltd.	404,065
14,000	Fukuoka Financial Group, Inc.	50,687
14,000	Gunma Bank Ltd.	81,530
1,300	Hirose Electric Co. Ltd.	137,016
5,900	Hisamitsu Pharmaceutical Co., Inc.	207,198
11,900	Honda Motor Co. Ltd.	368,662
200	Idemitsu Kosan Co. Ltd.	12,225
75,000	Itochu Corp.	511,849
188	Japan Tobacco, Inc.	556,076
14,000	JFE Holdings, Inc.	457,826
203	Jupiter Telecommunications Co.	191,067
82,000	Kajima Corp.	158,292
9,700	Kao Corp.	237,176
65	KDDI Corp.	350,914
35,000	Keisei Electric Railway Co. Ltd.	197,081
243	Konica Minolta Holdings, Inc.	2,233
3,500	Kyocera Corp.	277,450
17,035	Kyushu Electric Power Co., Inc.	373,825
900	Mabuchi Motor Co. Ltd.	44,059
96,000	Marubeni Corp.	504,318
13,000	Maruichi Steel Tube Ltd.	246,472
98,000	Mazda Motor Corp.	208,494
18,300	Mediceo Paltac Holdings Co. Ltd.	252,225
6,000	Mitsubishi Corp.	134,572
6,000	Mitsubishi Estate Co. Ltd.	92,721
102,600	Mitsubishi UFJ Financial Group, Inc.	565,106
33,100	Mitsui & Co. Ltd.	435,906
36,000	Mitsui Engineering & Shipbuilding Co. Ltd.	88,117
9,497	Mitsui Fudosan Co. Ltd.	161,940
1,800	Mitsui Sumitomo Insurance Group Holdings, Inc.	47,003
14,700	Mitsumi Electric Co. Ltd.	228,214
102,003	Mizuho Financial Group, Inc.	189,217
1,800	Murata Manufacturing Co. Ltd.	85,182
22,000	NHK Spring Co. Ltd.	196,247
1,400	Nintendo Co. Ltd.	342,417
25,000	Nippon Electric Glass Co. Ltd.	297,025
48,500	Nippon Mining Holdings, Inc.	188,889
12,100	Nippon Paper Group, Inc.	329,578
8,900	Nippon Telegraph & Telephone Corp.	383,023
41,163	Nishi-Nippon City Bank Ltd.	112,308
3,500	Nisshin Seifun Group, Inc.	47,204
800	Nissin Food Products Co. Ltd.	29,197
3,800	NOK Corp.	44,018
30,300	Nomura Holdings, Inc.	217,723
30	NTT DoCoMo, Inc.	45,356
1,948	ORIX Corp.	134,289
2,800	Rohm Co. Ltd.	183,981
4,508	Sankyo Co. Ltd.	252,715
15,183	Sapporo Hokuyo Holdings, Inc.	56,376
2,000	Seven & I Holdings Co. Ltd.	44,538
21,800	Shinko Electric Industries	303,538
71,000	Shinsei Bank Ltd.	86,331
21,000	Sompo Japan Insurance, Inc.	130,704
23,600	Sony Corp.	630,616
50,000	Sumitomo Corp.	489,816
19,812	Sumitomo Electric Industries Ltd.	233,342
8,000	Sumitomo Heavy Industries	35,635
10,600	Sumitomo Mitsui Financial Group, Inc.	346,521
7,009	Sumitomo Realty & Development Co. Ltd.	120,270
31,142	Sumitomo Trust & Banking Co. Ltd.	165,469
11,000	Suruga Bank Ltd.	107,717
900	Suzuki Motor Corp.	21,259
47,000	Taiheiyo Cement Corp.	52,116
14,732	Takeda Pharmaceutical Co. Ltd.	611,738
18,900	Tohoku Electric Power Co., Inc.	398,565
10,689	Tokio Marine Holdings, Inc.	305,303
51,000	Tokuyama Corp.	292,964
900	Tokyo Electric Power Co., Inc.	24,235
19,000	Tokyu Land Corp.	67,183
8,000	Tosoh Corp.	19,096
9,000	Toyo Suisan Kaisha Ltd.	244,755
23,600	Toyota Motor Corp.	928,675
8,600	Toyota Tsusho Corp.	114,434
5,500	USS Co. Ltd.	340,572
9,000	Yamaguchi Financial Group, Inc.	94,028
9,871	Yamato Kogyo Co. Ltd.	307,143
		20,629,839

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		Kazakhstan: 0.0%
8,243		Eurasian Natural Resources Corp.	$117,446
			117,446
		Luxembourg: 0.3%
17,086		ArcelorMittal	670,090
			670,090
		Malaysia: 0.0%
82,000	@	Genting International PLC	63,464
			63,464
		Netherlands: 2.0%
22,392		Aegon NV	162,238
2,840		European Aeronautic Defence and Space Co. NV	50,956
1,661		Koninklijke Ahold NV	22,358
25,193		Koninklijke Philips Electronics NV	689,703
3,000	@	Koninklijke Vopak NV	235,658
9,802		Randstad Holdings NV	428,581
36,959		Royal Dutch Shell PLC - Class A	1,097,031
40,889		Royal Dutch Shell PLC - Class B	1,173,360
28,219		Royal KPN NV	500,289
13,075		Unilever NV	400,039
			4,760,213
		Norway: 0.0%
6,210		DnB NOR ASA	70,170
			70,170
		Portugal: 0.2%
32,708		Jeronimo Martins	321,133
22,471		Portugal Telecom SGPS SA	272,419
			593,552
		Singapore: 0.4%
17,000		ComfortDelgro Corp. Ltd.	18,194
9,000		DBS Group Holdings Ltd.	93,258
14,000		Jardine Cycle & Carriage Ltd.	245,949
28,000		Oversea-Chinese Banking Corp.	169,796
25,000		Singapore Exchange Ltd.	142,119
26,000		Singapore Telecommunications Ltd.	55,126
8,000		United Overseas Bank Ltd.	109,044
42,000		United Overseas Land Ltd.	110,029
			943,515
		Spain: 2.0%
9,111		ACS Actividades de Construccion y Servicios SA	453,898
38,694		Banco Bilbao Vizcaya Argentaria SA	732,008
18,714		Banco Popular Espanol SA	158,921
85,270		Banco Santander Central Hispano SA	1,467,874
1,583		Bankinter SA	16,958
18,547		Corp. Mapfre SA	81,975
21,877		Criteria Caixacorp SA	111,704
32,685		Iberdrola SA	310,531
49,239		Telefonica SA	1,415,483
			4,749,352
		Sweden: 1.1%
14,548		Atlas Copco AB - Class A	206,918
9,538		Investor AB	174,564
27,807		Nordea Bank AB	289,947
9,112		Skandinaviska Enskilda Banken AB	59,517
19,401		Skanska AB	328,357
1,293		SKF AB - B Shares	21,496
26,755		Svenska Cellulosa AB - B Shares	369,358
7,900		Svenska Handelsbanken AB	227,427
20,795		Swedish Match AB	448,336
47,313		Telefonaktiebolaget LM Ericsson	459,441
			2,585,361
		Switzerland: 3.7%
42,867	@	ABB Ltd.	787,139
12,443		Credit Suisse Group	648,748
5,473	@	Holcim Ltd.	395,506
8		Lindt & Spruengli AG - REG	222,450
28,179		Nestle SA	1,332,280
18,149		Novartis AG	1,008,354
8,322		Roche Holding AG - Genusschein	1,359,753
2,278		Sonova Holding AG - Reg	270,892
1,478		Swatch Group AG - BR	373,495
700		Swiss Life Holding	86,409
5,270		Swiss Reinsurance	252,178
1,597		Syngenta AG	425,436
1,798		Synthes, Inc.	236,752
30,421	@	UBS AG - Reg	475,442
37,995		Xstrata PLC	673,581
1,694		Zurich Financial Services AG	366,462
			8,914,877
		United Kingdom: 7.7%
5,924		Anglo American PLC	255,111
18,484		AstraZeneca PLC	828,677
4,723	@	Autonomy Corp. PLC	111,039

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
39,832		Aviva PLC	$244,412
54,261		BAE Systems PLC	293,447
118,303		Barclays PLC	578,143
39,349		BG Group PLC	715,345
26,695		BHP Billiton PLC	821,344
152,136		BP PLC	1,444,546
31,177		British American Tobacco PLC	949,314
15,283		Cable & Wireless PLC	35,768
2,065	@	Cairn Energy PLC	104,878
11,961		Compass Group PLC	84,936
48,063		Diageo PLC	811,533
7,989		Drax Group PLC	54,076
17,276		Experian Group Ltd.	163,312
44,996		GlaxoSmithKline PLC	931,595
5,656		Group 4 Securicor PLC	22,753
179,079		HSBC Holdings PLC	2,097,637
17,590		ICAP PLC	125,637
6,333		Imperial Tobacco Group PLC	184,553
24,000		Inmarsat PLC	251,565
101,787		International Power PLC	464,164
12,152		Investec PLC	86,261
78,289		J Sainsbury PLC	415,281
17,155		Kazakhmys PLC	349,968
127,120		Kingfisher PLC	497,599
107,157		Lloyds TSB Group PLC	97,969
7,204		London Stock Exchange Group PLC	89,408
9,859		Man Group PLC	51,960
28,377		National Grid PLC	308,983
76,272		Old Mutual PLC	142,913
36,091		Pearson PLC	493,941
2,136		Petrofac Ltd.	34,321
17,418		Prudential PLC	180,411
13,732		Reckitt Benckiser PLC	700,879
9,867		Rio Tinto PLC	502,539
62,955	@	Rolls-Royce Group PLC	491,917
3,777,300		Rolls-Royce Group PLC	6,214
38,446		Royal & Sun Alliance Insurance Group	73,996
160,141		Royal Bank of Scotland Group PLC	88,253
1,589		Severn Trent PLC	27,500
17,166		Smith & Nephew PLC	163,461
23,436		Standard Chartered PLC	574,468
48,927		Standard Life PLC	168,281
22,623		Tesco PLC	157,528
618,542		Vodafone Group PLC	1,395,375
3,399		WPP PLC	31,897
			18,705,108
		United States: 53.1%
4,700		3M Co.	363,968
28,201	S	Abbott Laboratories	1,536,672
19,878		Aflac, Inc.	914,984
3,200	@, S	Akamai Technologies, Inc.	76,800
26,200		Altria Group, Inc.	492,822
731	@	Amazon.com, Inc.	99,350
18,300		American Express Co.	765,489
24,852		AmerisourceBergen Corp.	613,596
26,069	@, S	Amgen, Inc.	1,468,988
6,404	S	Apache Corp.	610,173
2,863	@, S	Apollo Group, Inc. - Class A	163,391
13,103	@	Apple, Inc.	2,619,421
26,766		Archer-Daniels-Midland Co.	824,660
4,800		Assurant, Inc.	146,736
129,000		AT&T, Inc.	3,475,260
11,700	@, S	Autonation, Inc.	206,505
3,700		Ball Corp.	182,817
98,040	S	Bank of America Corp.	1,553,934
7,800	@	Bed Bath & Beyond, Inc.	291,408
20,452	S	Bemis Co.	599,244
2,500	@	Big Lots, Inc.	57,650
12,989	@	Biogen Idec, Inc.	609,704
8,600	@	Broadcom Corp.	251,120
44,892		CA, Inc.	992,113
11,100		Campbell Soup Co.	388,167
11,100		Capital One Financial Corp.	425,796
18,600		Cardinal Health, Inc.	599,478
2,800		CareFusion Corp.	72,324
5,300	@	CB Richard Ellis Group, Inc.	60,579
19,400		Charles Schwab Corp.	355,602
5,400	S	Chesapeake Energy Corp.	129,168
10,542	S	Chevron Corp.	822,698
15,652		Chubb Corp.	784,791
104,992	@	Cisco Systems, Inc.	2,456,813
34,800	S	Citigroup, Inc.	143,028
2,793		CME Group, Inc.	916,746

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
8,072		Coca-Cola Co.	$461,718
126,255		Comcast Corp. – Class A	1,852,161
6,826	@	Computer Sciences Corp.	377,546
26,100	@, S	Compuware Corp.	181,134
11,100		Constellation Energy Group, Inc.	353,202
5,300	@	Coventry Health Care, Inc.	119,515
3,600		CSX Corp.	170,928
10,400		D.R. Horton, Inc.	106,912
52,600	@	Dell, Inc.	742,712
22,900	@	DIRECTV	724,327
5,900		Discover Financial Services	91,214
27,750		Dover Corp.	1,134,420
33,317		DTE Energy Co.	1,336,345
16,400		Eaton Corp.	1,047,960
32,116	@, S	eBay, Inc.	785,879
55,650	@	EMC Corp.	936,590
14,700		Emerson Electric Co.	608,727
13,100		ENSCO International, Inc.	576,400
22,900		Exelon Corp.	1,103,322
47,062	S	ExxonMobil Corp.	3,532,944
10,392		Family Dollar Stores, Inc.	317,060
18,234		Fidelity National Information Services, Inc.	412,088
5,900		FirstEnergy Corp.	254,172
47,200	@, S	Ford Motor Co.	419,608
40,870		Gap, Inc.	875,435
193,156		General Electric Co.	3,094,359
4,000		Genuine Parts Co.	143,320
7,505	S	Goldman Sachs Group, Inc.	1,273,298
7,300		Goodrich Corp.	433,182
2,869	@	Google, Inc. - Class A	1,672,627
20,500		H&R Block, Inc.	416,150
4,143		Harris Corp.	181,878
55,409	S	Hewlett-Packard Co.	2,718,366
56,448	S	Home Depot, Inc.	1,544,417
29,700		Honeywell International, Inc.	1,142,559
3,313	@	Hospira, Inc.	155,545
57,581		Hudson City Bancorp., Inc.	765,251
2,386	@	Humana, Inc.	99,043
5,500		IMS Health, Inc.	117,480
36,255		Intel Corp.	696,096
600	@	IntercontinentalExchange, Inc.	64,074
26,389		International Business Machines Corp.	3,334,250
42,068		International Paper Co.	1,070,631
19,986		ITT Corp.	1,033,676
22,100	@	Jacobs Engineering Group, Inc.	773,279
16,075		Johnson & Johnson	1,010,153
56,957		JPMorgan Chase & Co.	2,420,103
21,545		Kimberly-Clark Corp.	1,421,324
6,200	@	Kohl’s Corp.	329,468
35,299		Kraft Foods, Inc.	938,247
10,100		L-3 Communications Holdings, Inc.	791,537
18,200		Leggett & Platt, Inc.	354,172
32,600		Limited Brands, Inc.	540,834
14,640		Lockheed Martin Corp.	1,130,647
18,789		McKesson Corp.	1,165,294
34,700		MeadWestvaco Corp.	949,739
15,551	@	Medco Health Solutions, Inc.	982,201
24,627		Merck & Co., Inc.	891,744
7,300	@	Micron Technology, Inc.	54,896
121,862		Microsoft Corp.	3,583,961
31,000		Molson Coors Brewing Co.	1,401,510
4,100		Moody’s Corp.	95,243
5,400	@	Mylan Laboratories	96,498
16,400	@	Nasdaq Stock Market, Inc.	306,352
34,440		National Oilwell Varco, Inc.	1,481,609
4,800		Newell Rubbermaid, Inc.	69,648
53,019		NiSource, Inc.	755,521
21,000		Northern Trust Corp.	1,039,500
14,200	@	Novell, Inc.	55,522
11,602		Nucor Corp.	492,041
11,200		NYSE Euronext	283,136
19,044	S	Omnicom Group	699,296
103,275		Oracle Corp.	2,280,312
2,900	@	Owens-Illinois, Inc.	90,683
14,000	@	Pactiv Corp.	340,900
27,700		Peabody Energy Corp.	1,231,542
2,100		Pepsi Bottling Group, Inc.	79,695
1,065		PepsiCo, Inc.	66,264
182,932		Pfizer, Inc.	3,323,874
32,204		Philip Morris International, Inc.	1,548,690
8,500		Pioneer Natural Resources Co.	351,475
22,650		Pitney Bowes, Inc.	521,856
1,400		PNC Financial Services Group, Inc.	79,814

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
60,450		Procter & Gamble Co.	$3,769,066
26,705		Qualcomm, Inc.	1,201,725
40,400		Qwest Communications International, Inc.	147,460
30,900		Raytheon Co.	1,592,277
20,400	S	Reynolds American, Inc.	1,019,184
19,200		Rowan Cos., Inc.	474,048
6,100		Ryder System, Inc.	247,294
21,000		Sara Lee Corp.	254,940
2,200		Scripps Networks Interactive - Class A	87,010
3,800		Sempra Energy	201,932
1,409		Sherwin-Williams Co.	85,724
18,000	@, S	Sprint Nextel Corp.	66,780
28,424		Staples, Inc.	662,848
11,723		State Street Corp.	484,160
10,200	@	Sun Microsystems, Inc.	86,802
27,208		Target Corp.	1,266,804
28,300		Tesoro Corp.	361,674
63,100	S	Texas Instruments, Inc.	1,595,799
29,800	@	Thermo Electron Corp.	1,407,454
26,087		Travelers Cos., Inc.	1,366,698
3,100		United Parcel Service, Inc. - Class B	178,157
32,233		United Technologies Corp.	2,167,347
25,195		UnitedHealth Group, Inc.	722,341
32,498		UnumProvident Corp.	618,762
22,299		US Bancorp.	538,075
25,655		Verizon Communications, Inc.	807,106
24,400	@	Viacom - Class B	723,216
4,367		Wal-Mart Stores, Inc.	238,220
5,400	@	WellPoint, Inc.	291,762
94,871		Wells Fargo & Co.	2,660,183
7,200	@	Western Digital Corp.	265,248
17,925		Western Union Co.	330,716
55,500		Williams Cos., Inc.	1,103,895
84,700		Xerox Corp.	652,190
30,800		Xilinx, Inc.	697,312
37,000		XTO Energy, Inc.	1,570,280
			128,523,585
		Total Common Stock (Cost $195,141,409)	228,041,393
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Australia: 0.2%
58,257		CFS Retail Property Trust	104,768
28,792		Westfield Group	320,837
			425,605
		France: 0.1%
168		Gecina SA	18,507
1,077		Unibail	243,062
			261,569
		Hong Kong: 0.0%
30,500		Link Real Estate Investment Trust	76,802
			76,802
		Singapore: 0.0%
550		Ascendas Real Estate Investment Trust	772
64,000		CapitaMall Trust	79,639
			80,411
		United Kingdom: 0.0%
14,350		Segro PLC	77,062
			77,062
		United States: 0.6%
3,191	S	Equity Residential	102,782
5,500		HCP, Inc.	172,150
5,600		Prologis	73,248
2,200		Public Storage, Inc.	175,076
11,498		Simon Property Group, Inc.	835,445
			1,358,701
		Total Real Estate Investment Trusts (Cost $1,636,997)	2,280,150
EXCHANGE-TRADED FUNDS: 0.4%
		Developed Markets: 0.4%
15,000		iShares MSCI EAFE Index Fund	831,300
		Total Exchange-Traded Funds (Cost $799,725)	831,300
PREFERRED STOCK: 0.2%
		Germany: 0.2%
314		Fresenius AG	20,936
1,607		RWE AG	135,302
2,805		Volkswagen AG	239,209
		Total Preferred Stock (Cost $427,565)	395,447

			PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund			as of November 30, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
			Belgium: 0.0%
4,167	I, X		Fortis	$—
				—
			Germany: 0.0%
6,703			K+S AG	22,445
				22,445
			United Kingdom: 0.0%
143,590			Lloyds Banking Group PLC	41,929
				41,929
			Total Rights (Cost $54,458)	64,374

No. of
Contracts				Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
2,750			Call Option OTC - Goldman Sachs & Co.
			S&P 500® Index
			Strike 1092.45, exp 12/18/09	$61,569
			Total Positions in Purchased Options (Cost $78,705)	61,569
			Total Long-Term Investments (Cost $198,138,859)	231,674,233
SHORT-TERM INVESTMENTS: 5.3%
			Affiliated Mutual Fund: 5.3%
12,901,000	S		ING Institutional Prime Money Market Fund - Class I	12,901,000
			Total Short-Term Investments (Cost $12,901,000)	12,901,000
		Total Investments in Securities (Cost $211,039,859)*	101.1%	$244,575,233
		Other Assets and Liabilities - Net	(1.1)	(2,707,991)
		Net Assets	100.0%	$241,867,242
	@		Non-income producing security
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I		Illiquid security
	X		Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*		Cost for federal income tax purposes is $221,815,794.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$37,121,662
			Gross Unrealized Depreciation	(14,362,223)
			Net Unrealized Appreciation	$22,759,439

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.5%
Aerospace/Defense	2.9
Agriculture	2.5
Airlines	0.2
Apartments	0.0
Apparel	0.0
Auto Manufacturers	1.3
Auto Parts & Equipment	0.5
Banks	11.2
Beverages	1.6
Biotechnology	0.9
Building Materials	0.3
Chemicals	1.0
Coal	0.5
Commercial Services	0.8
Computers	4.6
Cosmetics/Personal Care	1.7
Distribution/Wholesale	1.1
Diversified	0.1
Diversified Financial Services	1.8
Electric	3.6
Electrical Components & Equipment	0.7
Electronics	1.3
Engineering & Construction	1.1
Entertainment	0.2
Food	2.5
Food Service	0.0
Forest Products & Paper	1.1
Gas	0.4
Health Care	0.1
Health Care - Products	0.8
Health Care - Services	0.5
Holding Companies - Diversified	0.5
Home Builders	0.1
Home Furnishings	0.3
Household Products/Wares	0.9
Housewares	0.0
Insurance	3.4
Internet	1.2
Investment Companies	0.1
Iron/Steel	0.9
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	1.8
Metal Fabricate/Hardware	0.2
Mining	2.1
Miscellaneous Manufacturing	3.9
Office/Business Equipment	0.5
Oil & Gas	6.5
Oil & Gas Services	1.0
Packaging & Containers	0.5
Pharmaceuticals	6.7
Pipelines	0.5
Purchased Options	0.0
Real Estate	0.9
Regional Malls	0.4
Retail	3.6
Savings & Loans	0.3
Semiconductors	1.6
Shipbuilding	0.0
Shopping Centers	0.2
Software	3.5
Storage	0.1
Telecommunications	6.4
Toys/Games/Hobbies	0.1
Transportation	1.1
Warehouse/Industrial	0.0
Water	0.0
Other Long-Term Investments	0.4
Short-Term Investments	5.3
Other Assets and Liabilities - Net	(1.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Common Stock
Australia	$—	$8,454,521	$—	$8,454,521
Austria	—	1,038,849	—	1,038,849
Barbados	90,860	—	—	90,860
Belgium	—	1,478,167	—	1,478,167
China	—	37,083	—	37,083
Denmark	—	1,223,889	—	1,223,889
Finland	—	1,382,596	—	1,382,596
France	—	8,588,947	—	8,588,947
Germany	—	8,111,520	—	8,111,520
Greece	—	363,214	—	363,214
Hong Kong	179,263	1,968,494	—	2,147,757
Italy	—	3,797,418	—	3,797,418
Japan	—	20,629,839	—	20,629,839
Kazakhstan	—	117,446	—	117,446
Luxembourg	—	670,090	—	670,090
Malaysia	—	63,464	—	63,464
Netherlands	—	4,760,213	—	4,760,213
Norway	—	70,170	—	70,170
Portugal	—	593,552	—	593,552
Singapore	—	943,515	—	943,515
Spain	—	4,749,352	—	4,749,352
Sweden	—	2,585,361	—	2,585,361
Switzerland	—	8,914,877	—	8,914,877
United Kingdom	—	18,705,108	—	18,705,108
United States	128,523,585	—	—	128,523,585
Total Common Stock	128,793,708	99,247,685	—	228,041,393
Real Estate Investment Trusts	1,358,701	921,449	—	2,280,150
Exchange-Traded Funds	831,300	—	—	831,300
Preferred Stock	—	395,447	—	395,447
Rights	64,374	—	—	64,374
Positions In Purchased Options	—	61,569	—	61,569
Short-Term Investments	12,901,000	—	—	12,901,000
Total Investments, at value	$143,949,083	$100,626,150	$—	$244,575,233
Other Financial Instruments+:
Forward foreign currency contracts	—	25,679	—	25,469
Futures	677,676	—	—	677,676
Total Assets	$144,626,759	$100,651,619	$—	$245,278,378

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,352,127)	$—	$(2,352,127)
Written options	—	(2,676,360)	—	(2,676,360)
Total Liabilities	$—	$(5,028,487)	$—	$(5,028,487)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 11/30/2009
Liabilities Table
Other Financial Instruments+:
Written options	(649,960)	—	—	—	297,248	—	3,484,518	(3,131,806)	—	—	—
Total Liabilities	$(649,960)	$—	$—	$—	$297,248	$—	$3,484,518	$(3,131,806)	$—	$—	$—

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

At November 30, 2009 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD

Japanese Yen
JPY 40,806,000	BUY	12/8/09	446,836	472,095	$25,259
					$25,259
Australian Dollar
AUD 1,006,000	SELL	12/8/09	874,387	920,610	$(46,223)

Australian Dollar
AUD 8,274,000	SELL	12/8/09	7,338,848	7,571,696	(232,848)

Australian Dollar
AUD 703,000	SELL	12/8/09	643,539	643,329	210

Swiss Franc
CHF 834,000	SELL	12/8/09	814,238	830,365	(16,127)

Swiss Franc
CHF 6,371,000	SELL	12/8/09	6,213,791	6,343,229	(129,438)

Swiss Franc
CHF 507,000	SELL	12/8/09	500,352	504,790	(4,438)

EU Euro
EUR 702,000	SELL	12/8/09	1,036,801	1,054,056	(17,255)

EU Euro
EUR 24,059,000	SELL	12/8/09	35,435,298	36,124,697	(689,399)

EU Euro
EUR 1,774,000	SELL	12/8/09	2,650,228	2,663,669	(13,441)

British Pound
GBP 835,000	SELL	12/8/09	1,370,339	1,373,577	(3,238)

British Pound
GBP 11,385,000	SELL	12/8/09	18,127,766	18,728,348	(600,582)

British Pound
GBP 664,000	SELL	12/8/09	1,079,977	1,092,281	(12,304)

Japanese Yen
JPY 1,818,630,000	SELL	12/8/09	20,513,217	21,040,194	(526,977)

Japanese Yen
JPY 117,926,000	SELL	12/8/09	1,304,459	1,364,316	(59,857)
					$(2,351,917)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2009:

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	53	12/17/09	$677,676

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

2,300	Morgan Stanley	Dow Jones Euro Stoxx 50	12/10/09	2,874.74	EUR	$240,902	$(43,192)
2,850	Morgan Stanley	Dow Jones Euro Stoxx 50	12/17/09	2,805.80	EUR	308,500	(223,340)
1,400	Goldman Sachs	FTSE 100 Index	12/10/09	5,264.26	GBP	255,154	(92,420)
1,250	Morgan Stanley	FTSE 100 Index	12/17/09	5,196.69	GBP	238,761	(193,015)
105,000	Goldman Sachs	Nikkei 225 Index	12/10/09	9,799.31	JPY	269,990	(22,949)
95,000	ABN AMRO	Nikkei 225 Index	12/17/09	9,353.67	JPY	214,244	(234,022)
3,300	Goldman Sachs & Co.	S&P 500® Index	12/18/09	1,125.22	USD	42,900	(24,649)
44,814	Morgan Stanley	S&P 500® Index	01/05/10	1,095.63	USD	1,276,590	(1,276,590)
45,032	JPMorgan Chase & Co.	S&P 500® Index	12/17/09	1,110.32	USD	1,099,999	(566,183)

						$3,947,040	$(2,676,360)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Credit contracts	$—
Equity contracts	(1,998,684)
Foreign exchange contracts	(2,326,658)
Interest rate contracts	—
Total	$(4,325,342)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010